Other operating expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Other operational expenses [Line Items]
Penalties for income tax related to disputed mining royalties		$ 33.8
Penalties on disputed mining royalties		17.7
Profit sharing adjustments related to GEM refund		$ 3.6
Disputed royalties			$ 174.8
Penalties on ITAN			33.6
Profit sharing adjustments related to mining royalties			29.2
Penalties on disputed royalties			$ 6.2
INGEMMET
Disclosure Other operational expenses [Line Items]
Fines and penalties	$ 6.8
SUNAT
Disclosure Other operational expenses [Line Items]
Fines and penalties	4.7
OSINERGMIN
Disclosure Other operational expenses [Line Items]
Fines and penalties	$ 2.7